Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2023 and December 31, 2022 consisted of:

	June 30, 2023	December 31, 2022
	(Unaudited)
Computer equipment	$69,291	$84,636
Furniture, fixture, and office and medical equipment	32,435	298,738
Leasehold improvements	108,187	543,975
Laboratory equipment	6,231,742	6,229,072
Motor vehicle under finance leases	239,093	239,093
	6,680,748	7,395,514
Less: accumulated depreciation	4,490,602	4,570,455
Property and equipment, net	$2,190,146	$2,825,059

Depreciation expenses for property and equipment amounted to $605,847 and $528,634 for the six months ended June 30, 2023 and 2022, respectively.

During the six months ended June 30, 2023, an impairment loss relating to the office and medical equipment, and computer equipment related to the Hong Kong healthcare services amounted to $28,128, was recorded in other operating expenses, as the Group considered that the carrying amount of these property, plant and equipment may not be recoverable. During the six months ended June 30, 2023, gain on disposal of fixed assets of $11,720 was recorded in other operating expenses. During the six months ended June 30, 2022, no impairment loss or gain or loss from disposal was recorded.